Note 3 - Acquisitions (Details) - Acquisition of Champion Connection Purchase Price Allocation (USD $)	0 Months Ended	1 Months Ended	0 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Jul. 01, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Purchase price allocation:
Goodwill				$ 7,089,780	$ 16,974,437	$ 3,049,281
Cash consideration	2,848,507
Total purchase price		21,525,608
Champion Connection [Member] | CFO GB [Member]
Purchase price allocation:
The fair value of shares			1,760,861
Champion Connection [Member] | CFO MF [Member]
Purchase price allocation:
The fair value of shares			804,142
Contingent consideration of 5% shares of CFO MF			133,970
Champion Connection [Member]
Purchase price allocation:
Property and equipment, net			199,803
Total assets acquired			199,803
Goodwill			6,544,150
Cash consideration			4,044,980
Total purchase price			$ 6,743,953